Share-based payments (Tables)	12 Months Ended
Dec. 31, 2021
Share-based payments
Schedule of total expenses arising from sharebased payment transactions

in EUR k	2021	2020	2019
Expenses arising from cash-settled share-based payment transactions	—	—	5,714
- 2016 VSOP	—	—	596
- 2017 VSOP (2019: including modification gain)	—	—	5,118
Expenses arising from equity-settled share-based payment transactions	8,035	5,658	704
- ESOP 2019, including replacement by RSUs	7,000	2,105	704
- Grants to management board and employees	985	3,217	—
- Grants to the CEO	—	269	—
- Supervisory board grant	50	67	—
Total expenses arising from share‑based payment transactions	8,035	5,658	6,418

Equity share option 2017 and 2019
Share-based payments
Schedule of key assumptions used to derive the option value

	2019
	ESOP 2017	ESOP 2019
Exercise price (EUR)	0.12	12.58
Share price at grant date (EUR)	12.58	12.58
Volatility (%)	70	70
Risk‑free interest rate (%)	(0.7)	(0.7)
Dividend yield (%)	0	0
Option term (years)	10	10

Equity share option 2017 (Equity settled)
Share-based payments
Schedule of share option activity

	2021		2020
	Number	WAEP	Number	WAEP
Outstanding as of January 1	549,005	0.12	805,308	0.12
Granted during the year	—	0.12	—	0.12
Cancelled during the year	—	0.12	—	0.12
Exercised during the year	(191,565)	0.12	(256,303)	0.12
Outstanding as of December 31	357,440	0.12	549,005	0.12
Vested as of December 31	357,440	0.12	549,005	0.12
Exercisable as of December 31	357,440	0.12	549,005	0.12

Equity share option 2019 (Equity settled)
Share-based payments
Schedule of share option activity

	2021		2020
	Number	WAEP (EUR)	Number	WAEP
Outstanding as of January 1	300,000	—	396,522	12.58
Cancelled during the year	—	—	(396,522)	12.58
Replacement awards granted during the year	—	—	300,000	—
Granted during the year	—	—	—	—
Exercised during the year	—	—	—	—
Outstanding as of December 31	300,000	—	300,000	—
Vested as of December 31	200,000	—	100,000	—
Exercisable as of December 31	200,000	—	100,000	—

2019 Plan
Share-based payments
Schedule of key assumptions used to derive the option value

	2020 Fair Value assumptions
	ESOP 2019	Options	Performance
	Replacement		Based RSUs
Exercise price (USD)	14.00	11.60	n/a
Share price at grant date (USD)	12.02	11.05	12.54
Volatility (%)	75	75	88
Risk‑free interest rate (%)	1.0	0.8	0.2-0.3
Dividend yield (%)	0	0	0
Expected contractual life (years)	8.9	10	12.08-13.08
Weighted average fair value (USD)	12.02	6.20	8.23

	2021 Fair Value assumptions
	Options	Add. Options	Options	Options
	Mr. Modig and	Mr. Modig	Mr. Kim	2019 Plan
	Mr.Sheldon
Exercise price (USD)	9.92	14.00	11.60	12.52
Share price at grant date (USD)	10.01	10.01	10.80	12.54
Volatility (%)	75	75	75	75
Risk‑free interest rate (%)	1.7	1.7	1.7	1.9
Dividend yield (%)	0	0	0	0
Expected contractual life (years)	10.0	10	9	10
Weighted average fair value (USD)	7.86	7.45	8.21	7.36

Summary of awards granted

Award Type (2019 Plan)	Market/ Performance Based Vesting Conditions	Number of Awards	Vesting Conditions	Expiration Date
RSUs	No	95,499	Four equal tranches over a four-year period, starting January 1, 2022, April 1, 2022 or on each anniversary of the grant date	10th anniversary of Grant Date
RSUs	No	30,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date
RSUs	No	15,000	Three equal tranches of which the first tranche vested immediately and the two remaining annual tranches will vest starting January 1, 2022	10th anniversary of Grant Date
RSUs	No	22,936	Four equal tranches over a four-year period, starting October 1, 2022 on each anniversary of the grant date	10th anniversary of Grant Date
Options	Yes	15,000	Three equal tranches over a three-year period starting January 1, 2022	10th anniversary of Grant Date
RSUs	No	3,891	Four equal tranches over a four-year period starting January 1, 2022	10th anniversary of Grant Date